Note 22 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3
Assets
Equity securities	$13,088	$9	$-
Debt securities	14,166	22,399	-
Mortgage derivative assets	-	-	5,264
Mortgage warehouse receivables	-	77,559	-
Interest rate swap assets	-	7,870	-
Deferred Purchase Price on AR Facility	-	-	126,082
Total assets	$27,254	$107,837	$131,346

Liabilities
Mortgage derivative liabilities	$-	$-	$1,935
Interest rate swap liabilities	-	268	-
Contingent consideration liabilities	-	-	36,695
Total liabilities	$-	$268	$38,630

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	2024	2023
Balance, January 1	$3,677	$6,949
Settlements	(17,989)	(31,919)
Realized gains recorded in earnings	14,312	24,970
Unrealized gains recorded in earnings	3,329	3,677
Balance, December 31	$3,329	$3,677

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	2024	2023
Balance, January 1	$107,743	$92,278
Additions to DPP	157,922	139,065
Collections on DPP	(137,581)	(124,313)
Fair value adjustment	(146)	129
Foreign exchange and other	(1,856)	584
Balance, December 31	$126,082	$107,743

Schedule of Derivative Instruments [Table Text Block]
	Effective	Maturity	Notional Amount	Interest rates
	Date	Date	of US dollar debt	Floating	Fixed
2022 IRS A	July 15, 2022	May 27, 2027	$150,000	SOFR	2.8020%
2022 IRS B	December 21, 2022	May 27, 2027	$250,000	SOFR	3.5920%
2023 IRS A	April 28, 2023	May 27, 2027	$100,000	SOFR	3.7250%
2023 IRS B	December 5, 2023	May 27, 2027	$100,000	SOFR	4.0000%

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
	2024	2023
Balance, January 1	$44,712	$91,229
Amounts recognized on acquisitions	4,753	3,962
Fair value adjustments (note 6)	(10,977)	(17,698)
Resolved and settled in cash	(111)	(34,475)
Other	(1,682)	1,694
Balance, December 31	$36,695	$44,712

Less: current portion	$30,683	$13,944
Non-current portion	$6,012	$30,768

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2024		December 31, 2023
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Senior Notes	$495,519	$437,774	$518,982	$458,377